CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Payable [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 0	$ 114	$ 9,902,818	$ 5,000	$ 0	$ (10,410,513)	$ (502,581)
Balance (in Shares) at Dec. 31, 2012	0	114,009			0
Issuance of shares for conversion of note payable		94	545,341				545,435
Issuance of shares for conversion of note payable (in Shares)		94,078
Beneficial conversion feature on convertible note payable			575,958				575,958
Imputed interest expense			24,046				24,046
Net loss						(909,691)	(909,691)
Balance at Dec. 31, 2013	0	208	11,048,163	5,000	0	(11,320,204)	(266,833)
Balance (in Shares) at Dec. 31, 2013	0	208,087			0
Cash and services		100	329,900				330,000
Cash and services (in Shares)		100,000
Issuance of shares for conversion of note payable		278	63,072				63,350
Issuance of shares for conversion of note payable (in Shares)		278,000
Share rounding on reverse split		31	(31)
Share rounding on reverse split (in Shares)		30,821
Purchase of treasury shares					(55)		(55)
Purchase of treasury shares (in Shares)					50
Preferred stock issued for services	1,000		3,009,644				3,010,644
Preferred stock issued for services (in Shares)	1,000,000
Beneficial conversion feature on convertible note payable			365,107				365,107
Imputed interest expense			7,384				7,384
Net loss						(4,103,145)	(4,103,145)
Balance at Dec. 31, 2014	$ 1,000	$ 617	$ 14,823,239	$ 5,000	$ (55)	$ (15,423,349)	$ (593,548)
Balance (in Shares) at Dec. 31, 2014	1,000,000	616,908			50